Consolidated Balance Sheets (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash	$ 1,933,140	$ 659,009	$ 527,108
Accounts receivable, net	2,022,556	1,749,827	911,429
Costs and revenues in excess of billings	3,272,111	1,724,543	34,386
Inventory, net	394,890	221,548	473,451
Loan receivable	1,000,000
Construction in progress	2,548,351	706,043
Prepaid expenses and deposits	484,375	921,917	540,251
Total Current Assets	11,655,423	5,982,887	2,486,625
PROPERTY AND EQUIPMENT, net	842,772	661,156	850,751
OTHER ASSETS
Deposits	47,039	52,408	42,106
Contracts and franchise, net	20,876,687	8,250,495	10,846,590
Construction in progress (noncurrent)	44,035,500
Total Other Assets	64,959,226	8,302,903	10,888,696
TOTAL ASSETS	77,457,421	14,946,946	14,226,072
CURRENT LIABILITIES
Accounts payable	819,457	2,088,459	1,191,497
Current portion of notes payable	1,518,809	503,386	533,701
Related party payables	1,568,425	1,976,995	378,609
Billings in excess of revenues	591,397	674,971	645,424
Deferred revenues	9,258	17,004	28,069
Accrued expenses	563,927	423,256	582,731
Payroll expenses payable	171,167	534,846	550,685
Preferred dividends payable	252,875	440,287	54,155
Warrant derivative liability			2,037,325
Total Current Liabilities	5,495,315	6,659,204	6,002,196
LONG TERM LIABILITIES
Long term portion of notes payable			979,338
Total long term Liabilities			979,338
Total Liabilities	5,495,315	6,659,204	6,981,534
Commitments and contingencies
STOCKHOLDERS' EQUITY
Preferred stock value	899	510	200
Common stock value	51,929	20,883	18,703
Additional paid-in capital	120,264,000	42,332,298	33,771,622
Stock subscription receivable	52,500
Stock subscription payable			(2,632,192)
Accumulated deficit	(48,407,222)	(34,065,949)	(23,913,795)
Total Stockholders' Equity	71,962,106	8,287,742	7,244,538
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 77,457,421	$ 14,946,946	$ 14,226,072